Putnam VT Small Cap Value Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value
Aerospace and defense (1.8%)
Maxar Technologies, Inc.(S)	42,700	$1,209,264
Vectrus, Inc.(NON)	26,158	1,315,224

		2,524,488
Air freight and logistics (0.9%)
Radiant Logistics, Inc.(NON)	193,580	1,236,976

		1,236,976
Airlines (1.1%)
Allegiant Travel Co.(NON)	7,720	1,509,106

		1,509,106
Auto components (0.9%)
Patrick Industries, Inc.	15,851	1,320,388

		1,320,388
Banks (17.0%)
Ameris Bancorp	27,560	1,429,813
Bancorp, Inc. (The)(NON)	56,440	1,436,398
Berkshire Hills Bancorp, Inc.	50,420	1,360,332
Coastal Financial Corp./WA(NON)	19,598	624,394
ConnectOne Bancorp, Inc.	57,709	1,731,847
CrossFirst Bankshares, Inc.(NON)	101,740	1,322,620
First Bancshares, Inc. (The)	31,680	1,228,550
First Horizon Corp.	89,520	1,458,281
Five Star Bancorp	66,818	1,599,623
Lakeland Bancorp, Inc.	103,060	1,816,948
Metropolitan Bank Holding Corp.(NON)	14,284	1,204,141
OFG Bancorp (Puerto Rico)	80,700	2,035,254
Origin Bancorp, Inc.	18,900	800,415
Preferred Bank	22,360	1,490,965
Professional Holding Corp. Class A(NON)	48,589	913,473
QCR Holdings, Inc.	28,878	1,485,484
Southern First Bancshares, Inc.(NON)	21,244	1,136,554
Univest Financial Corp.	52,720	1,444,001

		24,519,093
Building products (0.8%)
Quanex Building Products Corp.	54,386	1,164,404

		1,164,404
Chemicals (2.3%)
Olin Corp.	29,480	1,422,410
Tronox Holdings PLC Class A (United Kingdom)	79,300	1,954,745

		3,377,155
Commercial services and supplies (3.8%)
ACCO Brands Corp.	167,600	1,439,684
Clean Harbors, Inc.(NON)	13,240	1,375,239
Deluxe Corp.	42,400	1,521,736
Herman Miller, Inc.	30,800	1,159,928

		5,496,587
Communications equipment (0.7%)
Ribbon Communications, Inc.(NON)	171,800	1,027,364

		1,027,364
Construction and engineering (2.1%)
Sterling Construction Co., Inc.(NON)	55,457	1,257,210
WillScot Mobile Mini Holdings Corp.(NON)	55,992	1,776,066

		3,033,276
Containers and packaging (1.0%)
Silgan Holdings, Inc.	36,138	1,386,254

		1,386,254
Diversified consumer services (1.1%)
Universal Technical Institute, Inc.(NON)	230,605	1,558,890

		1,558,890
Electric utilities (1.0%)
Otter Tail Corp.	25,460	1,424,996

		1,424,996
Electrical equipment (1.6%)
LSI Industries, Inc.	128,579	996,487
nVent Electric PLC (United Kingdom)	38,600	1,247,938

		2,244,425
Electronic equipment, instruments, and components (0.9%)
Jabil, Inc.	21,427	1,250,694

		1,250,694
Energy equipment and services (1.3%)
Newpark Resources, Inc.(NON)	577,037	1,904,222

		1,904,222
Entertainment (0.8%)
Lions Gate Entertainment Corp. Class A(NON)	84,884	1,204,504

		1,204,504
Equity real estate investment trusts (REITs) (6.4%)
Alpine Income Property Trust, Inc.(R)	76,652	1,408,097
Diversified Healthcare Trust(R)	331,028	1,122,185
EPR Properties(R)	25,360	1,252,277
Global Medical REIT, Inc.(R)	96,940	1,425,018
RLJ Lodging Trust(R)	99,940	1,485,108
Spirit Realty Capital, Inc.(R)	26,059	1,199,756
Xenia Hotels & Resorts, Inc.(NON)(R)	76,680	1,360,303

		9,252,744
Food and staples retail (0.9%)
Andersons, Inc. (The)	43,200	1,331,856

		1,331,856
Health-care equipment and supplies (1.0%)
Lantheus Holdings, Inc.(NON)	55,640	1,428,835

		1,428,835
Health-care providers and services (4.2%)
Acadia Healthcare Co., Inc.(NON)	22,205	1,416,235
Brookdale Senior Living, Inc.(NON)	279,646	1,761,770
RadNet, Inc.(NON)	49,987	1,465,119
Tivity Health, Inc.(NON)	57,840	1,333,790

		5,976,914
Hotels, restaurants, and leisure (0.6%)
Brinker International, Inc.(NON)	17,400	853,470

		853,470
Household durables (1.3%)
Hooker Furniture Corp.	39,300	1,060,707
Purple Innovation, Inc.(NON)	41,387	869,955

		1,930,662
Insurance (2.4%)
Argo Group International Holdings, Ltd. (Bermuda)	24,960	1,303,411
Heritage Insurance Holdings, Inc.	99,089	674,796
SelectQuote, Inc.(NON)(S)	111,880	1,446,608

		3,424,815
IT Services (3.3%)
Hackett Group, Inc. (The)	79,300	1,555,866
IBEX, Ltd.(NON)	97,790	1,662,430
Unisys Corp.(NON)	59,740	1,501,864

		4,720,160
Leisure products (1.8%)
Vista Outdoor, Inc.(NON)	63,468	2,558,395

		2,558,395
Machinery (3.3%)
Columbus McKinnon Corp./NY	28,659	1,385,663
Crane Co.	15,140	1,435,423
Hillenbrand, Inc.	19,200	818,880
Mayville Engineering Co., Inc.(NON)	62,085	1,167,198

		4,807,164
Metals and mining (4.2%)
Alamos Gold, Inc. Class A (Canada)	158,980	1,144,656
Commercial Metals Co.	41,600	1,267,136
Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—
Haynes International, Inc.	19,474	725,407
Major Drilling Group International, Inc. (Canada)(NON)	276,180	1,842,508
Olympic Steel, Inc.	46,420	1,130,791

		6,110,498
Mortgage real estate investment trusts (REITs) (2.0%)
Ladder Capital Corp.(R)	109,860	1,213,953
New Residential Investment Corp.(R)	152,680	1,679,480

		2,893,433
Multi-utilities (0.8%)
Unitil Corp.	27,280	1,167,038

		1,167,038
Multiline retail (1.0%)
Franchise Group, Inc.	38,780	1,373,200

		1,373,200
Oil, gas, and consumable fuels (5.8%)
Arch Resources, Inc.(NON)	17,440	1,617,560
CNX Resources Corp.(NON)(S)	128,920	1,626,970
Magnolia Oil & Gas Corp. Class A(S)	146,385	2,604,189
SM Energy Co.	97,040	2,559,915

		8,408,634
Paper and forest products (1.2%)
Verso Corp. Class A	82,747	1,717,000

		1,717,000
Pharmaceuticals (2.2%)
Antares Pharma, Inc.(NON)	374,520	1,363,253
Atea Pharmaceuticals, Inc.(NON)(S)	51,220	1,795,773

		3,159,026
Professional services (0.9%)
BancTec, Inc. 144A CVR(F)	152,299	—
ICF International, Inc.	14,740	1,316,135

		1,316,135
Semiconductors and semiconductor equipment (1.9%)
Photronics, Inc.(NON)	112,680	1,535,828
Rambus, Inc.(NON)	54,740	1,215,228

		2,751,056
Software (1.7%)
j2 Global, Inc.(NON)(S)	8,600	1,174,932
Verra Mobility Corp.(NON)	79,600	1,199,572

		2,374,504
Specialty retail (1.6%)
Citi Trends, Inc.(NON)(S)	14,200	1,036,032
Shoe Carnival, Inc.	2,518	81,634
Zumiez, Inc.(NON)	30,980	1,231,765

		2,349,431
Textiles, apparel, and luxury goods (1.4%)
Unifi, Inc.(NON)	93,564	2,051,859

		2,051,859
Thrifts and mortgage finance (3.8%)
Bridgewater Bancshares, Inc.(NON)	76,680	1,342,667
MGIC Investment Corp.	70,500	1,054,680
Premier Financial Corp.	46,946	1,494,761
Walker & Dunlop, Inc.	14,240	1,616,240

		5,508,348
Tobacco (0.9%)
Turning Point Brands, Inc.	27,300	1,303,575

		1,303,575
Trading companies and distributors (2.7%)
Karat Packaging, Inc.(NON)	59,950	1,260,749
MRC Global, Inc.(NON)	181,620	1,333,091
Titan Machinery, Inc.(NON)	51,020	1,321,928

		3,915,768

Total common stocks (cost $107,821,150)		$138,867,342

INVESTMENT COMPANIES (2.9%)(a)
	Shares	Value
Crescent Capital BDC, Inc.(S)	23,948	$458,125
PennantPark Investment Corp.(S)	240,580	1,561,364
Saratoga Investment Corp.	31,160	895,538
Trinity Capital, Inc.	77,965	1,254,457

Total investment companies (cost $3,467,712)		$4,169,484

SHORT-TERM INVESTMENTS (7.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	9,808,096	$9,808,096
Putnam Short Term Investment Fund Class P 0.08%(AFF)	769,194	769,194

Total short-term investments (cost $10,577,290)		$10,577,290
TOTAL INVESTMENTS

Total investments (cost $121,866,152)		$153,614,116

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,100,718.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,786,756	$51,303,676	$49,282,336	$5,904	$9,808,096
	Putnam Short Term Investment Fund**	933,987	30,670,989	30,835,782	744	769,194

	Total Short-term investments	$8,720,743	$81,974,665	$80,118,118	$6,648	$10,577,290
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $9,808,096 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,606,932. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,204,504	$—	$—
Consumer discretionary	13,996,295	—	—
Consumer staples	2,635,431	—	—
Energy	10,312,856	—	—
Financials	36,345,689	—	—
Health care	10,564,775	—	—
Industrials	27,248,329	—	—**
Information technology	12,123,778	—	—
Materials	12,590,907	—	—
Real estate	9,252,744	—	—
Utilities	2,592,034	—	—

Total common stocks	138,867,342	—	—
Investment companies	4,169,484	—	—
Short-term investments	—	10,577,290	—

Totals by level	$143,036,826	$10,577,290	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 Security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com